Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	CUTLER TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000892568
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Sep. 15, 2020
Cutler Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you will pay if you buy and hold Class II Shares of the Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 1, 2021

CUTLER EQUITY FUND
Class II Shares
TICKER: DIVHX
A Series of The Cutler Trust

Supplement to Summary Prospectus and Prospectus,
Each Dated September 15, 2020

The important information that follows supplements the Summary Prospectus and Prospectus, each dated September 15, 2020, of the Cutler Equity Fund (the “Fund”) with TICKER: DIVHX.

At a meeting of the Board of Trustees (the “Board”) of The Cutler Trust (the “Trust”) held on February 18, 2021, the Board approved a shareholder services fee pursuant to a Shareholder Service Plan in an amount not to exceed 0.15% per annum of the Fund’s average daily net assets, and of this amount, authorized the actual expenditure of shareholder services fees up to 0.05% per annum of the Fund’s average daily net assets.

Accordingly, the Fees and Expenses Table, and corresponding expense example, in the Fund’s Summary Prospectus and Prospectus are hereby replaced with the following:

Cutler Equity Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DIVHX
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	None
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213

[1]	Shareholder service fees are estimated for the current fiscal year to equal 0.02% per annum of the Fund's average daily net assets. The Fund has adopted a Shareholder Service Plan that permits it to pay up to 0.15% of its average daily net assets each year in shareholder services fees. The Board of Trustees (the "Board") of The Cutler Trust has authorized the Fund to spend not more than 0.05% of the Fund's average daily net assets under the Shareholder Service Plan without further approval from the Board.